Equity (Details) - USD ($)	Aug. 05, 2022	Sep. 01, 2021	Jul. 27, 2020	Mar. 31, 2023	Mar. 31, 2022	May 29, 2020	Apr. 22, 2020
Class of Stock [Line Items]
Amount of shares authorized						$ 100,000	$ 75,000
Number of shares authorized				500,000,000	500,000,000	500,000,000	500,000,000
Par value per share				$ 0.0002	$ 0.0002		$ 0.00015
Ordinary shares outstanding		14,900,000		14,900,000	14,900,000	9,000,000	12,000,000
Number of ordinary shares issued		2,900,000
Issuance of ordinary shares as part of the acquisition (in shares)	791,667
IPO [Member]
Class of Stock [Line Items]
Par value per share			$ 0.0002			$ 0.0002
Ordinary shares outstanding			12,000,000
Number of ordinary shares issued			3,000,000
Offering price			$ 5.00